Inventories (Details of inventories) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Fuel (coal and oil) for power generation	¥ 5,327,750	¥ 7,304,783
Material and supplies	1,473,355	1,765,827
Gross amounts of inventories	6,801,105	9,070,610
Less: provision for inventory obsolescence	198,646	187,427	¥ 430,707
Total	¥ 6,602,459	¥ 8,883,183